UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: January 31, 2016

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
SMALL CAP VALUE FUND
JANUARY 31, 2016 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 94.9%‡
	Shares	Value
CONSUMER DISCRETIONARY — 12.1%
Caleres	19,068	$512,548
Callaway Golf	1,791	15,600
Citi Trends	9,066	187,303
EW Scripps, Cl A	17,681	335,585
Helen of Troy*	2,434	217,527
Standard Motor Products	10,614	396,008
Stoneridge*	35,129	397,309

		2,061,880

CONSUMER STAPLES — 1.9%
MGP Ingredients	14,621	327,218

ENERGY — 2.7%
Delek US Holdings	14,727	250,654
Matador Resources*	12,907	206,899

		457,553

FINANCIALS — 34.0%
Agree Realty REIT	11,814	436,173
Ameris Bancorp	16,729	483,970
Bank of the Ozarks	5,417	240,190
BGC Partners, Cl A	61,423	562,020
BNC Bancorp	20,383	473,293
Communications Sales & Leasing REIT	20,923	401,931
Hercules Technology Growth Capital	29,669	325,766
Heritage Insurance Holdings	22,859	453,065
HomeStreet*	25,155	515,174
Kearny Financial	45,557	550,784
Kennedy-Wilson Holdings	19,637	398,238
National General Holdings	28,811	570,170
Webster Financial	11,710	388,421

		5,799,195

HEALTH CARE — 10.8%
Aerie Pharmaceuticals*	16,851	278,716
Capital Senior Living*	13,419	245,970

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
SMALL CAP VALUE FUND
JANUARY 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — continued
GenMark Diagnostics*	41,785	$221,043
Genocea Biosciences*	41,494	129,046
LDR Holding*	17,454	320,630
Novavax*	45,507	234,361
Supernus Pharmaceuticals*	36,285	411,472

		1,841,238

INDUSTRIALS — 9.8%
Aerojet Rocketdyne Holdings*	11,775	193,699
DXP Enterprises*	4,502	70,591
Kimball International, Cl B	41,531	400,359
Matthews International, Cl A	3,771	188,211
Primoris Services	17,739	361,698
Viad	15,358	452,600

		1,667,158

INFORMATION TECHNOLOGY — 14.1%
Diebold	10,794	299,209
Electronics for Imaging*	3,994	165,272
Fabrinet*	12,373	308,212
Infinera*	16,212	248,368
Ruckus Wireless*	38,205	321,304
ShoreTel*	58,106	477,050
Super Micro Computer*	19,723	587,351

		2,406,766

MATERIALS — 7.4%
Ferro*	34,554	321,007
Flotek Industries*	50,152	335,015
Headwaters*	22,055	352,219
Olin	14,678	248,645

		1,256,886

UTILITIES — 2.1%
El Paso Electric	8,774	359,120

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
SMALL CAP VALUE FUND
JANUARY 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares/Number of Rights	Value
TOTAL COMMON STOCK (Cost $17,829,956)		$16,177,014

EXCHANGE TRADED FUND — 0.3%
iShares Russell 2000 Value ETF (Cost $61,696)	658	56,535

RIGHTS — 0.0%
Synergetics — CVR, expires 10/15/18* (Cost $0)	40,157	—

SHORT-TERM INVESTMENT — 4.5%
SEI Daily Income Trust Money Market Fund, Cl A, 0.000% (A) (Cost $761,518)	761,518	761,518

TOTAL INVESTMENTS — 99.7% (Cost $18,653,170)†		$16,995,067

Percentages are based on Net Assets of $17,039,900.
*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of January 31, 2016.
‡	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
†	At January 31, 2016, the tax basis cost of the Fund’s investments was $18,653,170, and the unrealized appreciation and depreciation were $695,617 and ($2,353,720) respectively.

Cl — Class

CVR — Contingent Value Rights

ETF — Exchange Traded Fund

REIT — Real Estate Investment Trust

As of January 31, 2016, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
SMALL CAP VALUE FUND
JANUARY 31, 2016 (Unaudited)

For the period ended January 31, 2016, there have been no transfers between Levels or Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

NPC-QH-001-0400

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
LARGE CAP VALUE FUND
JANUARY 31, 2016 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.2%‡
	Shares	Value
CONSUMER DISCRETIONARY — 5.0%
Darden Restaurants	3,329	$209,927
Foot Locker	2,078	140,390
General Motors	5,846	173,275
Lear	1,658	172,150
Walt Disney	1,257	120,446
Whirlpool	927	124,580
Wyndham Worldwide	1,563	101,438

		1,042,206

CONSUMER STAPLES — 7.7%
Campbell Soup	3,872	218,420
Clorox	1,122	144,794
Kroger	4,472	173,558
Procter & Gamble	6,296	514,320
Reynolds American	4,937	246,603
Walgreens Boots Alliance	4,096	326,533

		1,624,228

ENERGY — 12.2%
Chevron	5,242	453,276
Exxon Mobil	10,511	818,281
Marathon Petroleum	4,754	198,670
National Oilwell Varco	6,672	217,107
Phillips 66	2,744	219,932
Schlumberger	3,109	224,687
Valero Energy	2,842	192,886
World Fuel Services	5,962	232,220

		2,557,059

FINANCIALS — 28.2%
AmTrust Financial Services	3,822	218,580
Bank of America	14,020	198,243
Bank of New York Mellon	7,212	261,219
Bank of the Ozarks	4,282	189,864
BankUnited	4,878	164,388
Berkshire Hathaway, Cl B*	2,260	293,280

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
LARGE CAP VALUE FUND
JANUARY 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS — continued
Brixmor Property Group REIT	10,803	$287,576
Citigroup	9,470	403,233
E*TRADE Financial*	6,125	144,305
Highwoods Properties REIT	5,335	225,617
Huntington Bancshares	16,737	143,603
Interactive Brokers Group, Cl A	7,440	240,089
JPMorgan Chase	7,596	451,962
MGIC Investment*	24,927	165,017
MSCI, Cl A	3,071	211,408
Old Republic International	12,599	227,790
OneMain Holdings, Cl A*	6,269	165,689
Prudential Financial	3,488	244,439
Santander Consumer USA Holdings*	11,795	123,258
Simon Property Group REIT	1,532	285,381
SL Green Realty REIT	1,297	125,303
Travelers	2,067	221,252
Voya Financial	7,267	222,225
Wells Fargo	10,249	514,807
Western Alliance Bancorp*	6,460	210,467

		5,938,995

HEALTH CARE — 12.4%
Anthem	1,264	164,939
Johnson & Johnson	8,349	871,969
Medtronic	2,085	158,293
Merck	6,825	345,823
PAREXEL International*	3,437	219,831
Pfizer	12,863	392,193
St. Jude Medical	3,071	162,333
Stryker	2,835	281,090

		2,596,471

INDUSTRIALS — 10.4%
AGCO	3,985	194,348
Boeing	1,223	146,919
Danaher	1,574	136,387

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
LARGE CAP VALUE FUND
JANUARY 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
Delta Air Lines	2,966	$131,364
FedEx	1,526	202,775
General Dynamics	2,352	314,627
General Electric	22,714	660,978
Oshkosh	4,685	154,277
Terex	6,060	135,744
United Rentals*	2,484	119,008

		2,196,427

INFORMATION TECHNOLOGY — 11.2%
Cisco Systems	8,351	198,670
Citrix Systems*	3,183	224,274
Cognizant Technology Solutions, Cl A*	2,940	186,132
eBay*	7,926	185,944
Electronic Arts*	2,992	193,119
Hewlett Packard Enterprise	12,728	175,137
Intel	13,251	411,046
Juniper Networks	8,848	208,813
Microsoft	7,745	426,672
Palo Alto Networks*	945	141,268

		2,351,075

MATERIALS — 2.7%
Dow Chemical	3,087	129,654
Nucor	4,603	179,839
Reliance Steel & Aluminum	4,673	266,081

		575,574

TELECOMMUNICATION SERVICES — 2.6%
AT&T	10,704	385,986
CenturyLink	6,389	162,409

		548,395

UTILITIES — 6.8%
Calpine*	15,690	240,214
PPL	9,502	333,140
Public Service Enterprise Group	8,196	338,495

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
LARGE CAP VALUE FUND
JANUARY 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UTILITIES — continued
WEC Energy Group	3,460	$191,096
Xcel Energy	8,659	330,947

		1,433,892

TOTAL COMMON STOCK (Cost $22,247,889)		20,864,322

EXCHANGE TRADED FUND — 0.0%
iShares Russell 1000 Value ETF (Cost $9,393)	100	9,269

SHORT-TERM INVESTMENT — 0.4%
SEI Daily Income Trust Money Market Fund, Cl A, 0.000% (A) (Cost $93,096)	93,096	93,096

TOTAL INVESTMENTS — 99.6% (Cost $22,350,378)†		$20,966,687

Percentages are based on Net Assets of $21,041,600.
*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of January 31, 2016.
‡	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
†	At January 31, 2016, the tax basis cost of the Fund’s investments was $22,350,378, and the unrealized appreciation and depreciation were $560,221 and ($1,943,912) respectively.

Cl — Class

ETF — Exchange Traded Fund

REIT — Real Estate Investment Trust

As of January 31, 2016, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2016, there have been no transfers between Levels or Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

NPC-QH-002-0400

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 31, 2016